Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes Details LineItems [Line Items]
Federal net operating loss	$ 189.2
State net operating loss	169.1
Federal tax	134.9
State tax	$ 124.1
Deduction percentage	80.00%
U.S. federal [Member]
Income Taxes Details LineItems [Line Items]
Federal net operating loss	$ 54.4
Federal tax	6.7
U.S State [Member]
Income Taxes Details LineItems [Line Items]
State net operating loss	45.0
State tax	$ 0.1